Operations	12 Months Ended
Dec. 31, 2023
Operations [Abstract]
Operations	Operations
XP Inc. (the “Company”) is a Cayman Island exempted company with limited liability, incorporated on August 29, 2019. The registered office of the Company is 20, Genesis Close, in George Town, Grand Cayman.
XP Inc. is currently the entity which is registered with the U.S. Securities and Exchange Commission (“SEC”). The common shares are trading on the Nasdaq Global Select Market (“NASDAQ-GS”) under the symbol “XP”.
XP Inc. is a holding company controlled by XP Control LLC, which holds 66.5% of voting rights and is controlled by a group of individuals.
XP Inc. and its subsidiaries (collectively, “Group” or “XP Group”) is a leading, technology-driven financial services platform and a trusted provider of low-fee financial products and services in Brazil. XP Group are principally engaged in providing its customers, represented by individuals and legal entities in Brazil and abroad, various financial products, services, digital content and financial advisory services, mainly acting as broker-dealer, including securities brokerage, retirement plans, commercial and investment banking products such as loan operations, transactions in the foreign exchange markets and deposits, through our brands that reach clients directly and through network of Independent Financial Advisers (“IFAs”).
These consolidated financial statements were approved by the Board of Director’s meeting on April 22, 2024 and updated by subsequent events through April 26, 2024 as approved by the executive management.
1.1 Share buy-back program
In May 2022, the Board of Directors approved a share buy-back program. Under the program, XP Inc. may repurchase up to the amount in dollars equivalent to R$1.0 billion of its outstanding Class A common shares over a period beginning on May 12, 2022, continuing until the earlier of the completion of the repurchase or May 12, 2023, depending upon market conditions.
As of November 04, 2022, the Board of Directors approved an amendment to the share buy-back program. Under the amended program, XP Inc may repurchase up to the amount in dollars equivalent to R$2.0 billion of its outstanding Class A common shares (therefore, an increase of the maximum amount of R$1.0 billion compared to the original program).
The repurchase limit of R$2.0 billion was reached on March 31, 2023, and, therefore, the share buy-back program terminated. At the end of the share buy-back program, the Company repurchased 25,037,192 shares (equivalent to R$2,059 million or US$394 million), which were acquired at an average price of US$15.76 per share, with prices ranging from US$10.69 to US$24.85.
1.2 Share purchase agreement with Itaú
On June 8, 2022, XP Inc. signed a share purchase agreement with Itaú Unibanco. Under this agreement, XP purchased 1,056,308 outstanding Class B common shares from Itaú Unibanco, equivalent to approximately US$24 million (R$117 million), or US$22.65 per share – the same price for which Itaú Unibanco sold 6,783,939 Class A shares on June 7, 2022 to third parties. These shares are held in treasury.
On November 10, 2022 XP Inc. signed a share purchase agreement with Itaúsa S.A. Under this agreement, XP Inc. purchased 5,500,000 outstanding Class A common shares from Itaúsa S.A., equivalent to approximately U$105 million (R$562 million), or U$19.10 per share (R$102.14 per share). XP Inc. utilized its existing cash to fund this share repurchase.
Those transactions are not part of the share buy-back program (Note 1.1) announced by XP Inc. on May 11, 2022.
1.3 Cancellation of treasury shares
On April 5, 2023, the Company’s Board of Directors approved the cancellation of 31,267,095 Class A shares, totaling an amount of R$ 2,785,504 (5.6% of total issued shares, on this date) held by the Company in treasury (see note 25(c)). Total issued shares count, on April 5, 2023, went from 560,534,012 to 529,266,917 after cancellation.
1.4 Termination of shareholders agreement between XP Control LLC, General Atlantic (XP) Bermuda, Iupar Group, ITB Holding Ltd. and Itaú Unibanco Holding S.A.
On July 6, 2023, our shareholders’ agreement executed between XP Control LLC, General Atlantic (XP) Bermuda, Iupar Group, ITB Holding Ltd. and Itaú Unibanco Holding S.A., was terminated; it was originally expected to continue until October 2026. As a result of the termination of the shareholders agreement, Iupar Group will no longer have the right to nominate members to XP Inc’s board of directors, which was reduced from 11 to 9 members.
1.5 Corporate reorganization
In order to improve corporate structure, Group's capital and cash management, XP Inc is conducting entity reorganizations, as follows:
i)Inversion of financial institutions in Brazil. At the end of the reorganization XP CCTVM will become a wholly owned subsidiary of Banco XP. As of December 31, 2023, up to the date of the consolidated financial statements, the corporate reorganization is not fully concluded and is expected to be completed by the end of 2024. There are some steps which require approval from Brazilian Central Bank and other regulators which may cause the reorganization to be concluded later than expected.
ii)Reorganization of international operations. The entities XP Holding International LLC, XP Advisory US and XP Holding UK Ltd, which are no longer wholly owned subsidiaries of XP Investimentos S.A. and are now directly owned by XP Inc. The transaction was completed on October 20, 2023.
No material impacts on Group’s financial position and results of operations are expected due to the previously described corporate reorganization.